Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following tables and related disclosures have been prepared in accordance with the applicable SEC pay versus performance rules in Item 402(v) of Regulation S-K under the Exchange Act and do not necessarily reflect the economic benefit actually realized by our NEOs or the method by which the Compensation Committee makes compensation determinations.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(3)	Net Income (in thousands)
2025	$4,714,724	$2,068,536	$2,313,340	$1,593,942	$81.28	($95,438)
2024	$5,093,394	$8,051,946	$2,970,123	$3,752,439	$113.13	($126,701)

(1)
Mr. Khan serves as our principal executive officer (“PEO”) and held that role for all of 2025 and 2024. Our non-PEO NEOs for 2025 included Mr. Kish and Mr. Dobson and for 2024 included Mr. Kish and Ms. Sullivan. Amounts shown reflect total compensation as calculated for the proxy statement Summary Compensation Table (“SCT”) for our PEO and non-PEO NEOs in each year.

(2)
The following amounts were deducted from or added to SCT total compensation amounts in accordance with the SEC-mandated adjustments to calculate “Compensation Actually Paid” (“CAP”) to our PEO and average CAP paid to our non-PEO NEOs. The CAP calculation reflects changing equity award values by including the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year-end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of intrinsic value when such awards vested or will vest.

(3)	Total Shareholder Return (“TSR”) reflects the cumulative value of a $100 investment in EVgo’s Class A common stock on December 31, 2023, measured through December 31 of each respective fiscal year.
To calculate the amounts in the “Compensation Actually Paid to CEO” column in the table above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation as reported in the Summary Compensation Table:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO
Year	2025	2024
Summary Compensation Table Total	$4,714,724	$5,093,394
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	($3,296,298)	($3,866,669)
(Minus): Change in Pension Value	$0	$0
Plus: Pension Service Cost and Associated Prior Service Cost	$0	$0
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$3,534,708	$5,316,038
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	($2,055,700)	$563,916
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$0	$0
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	($828,898)	$945,267
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$0	$0
Compensation Actually Paid	$2,068,536	$8,051,946

To calculate the amounts in the “Compensation Actually Paid to Non-CEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average “Total” compensation of our Non-CEO NEOs as reported in the Summary Compensation Table:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Non-PEO NEOs
Year	2025	2024
Summary Compensation Table Total	$2,313,340	$2,970,123
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	($1,547,350)	($2,047,224)
(Minus): Change in Pension Value	$0	$0
Plus: Pension Service Cost and Associated Prior Service Cost	$0	$0
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$1,660,577	$2,882,004
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	($665,333)	$113,530
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$0	$0
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	($167,292)	($165,993)
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$0	$0
Compensation Actually Paid	$1,593,942	$3,752,439

Named Executive Officers, Footnote
(1)
Mr. Khan serves as our principal executive officer (“PEO”) and held that role for all of 2025 and 2024. Our non-PEO NEOs for 2025 included Mr. Kish and Mr. Dobson and for 2024 included Mr. Kish and Ms. Sullivan. Amounts shown reflect total compensation as calculated for the proxy statement Summary Compensation Table (“SCT”) for our PEO and non-PEO NEOs in each year.

PEO Total Compensation Amount	$ 4,714,724	$ 5,093,394
PEO Actually Paid Compensation Amount	$ 2,068,536	8,051,946
Adjustment To PEO Compensation, Footnote
(2)
The following amounts were deducted from or added to SCT total compensation amounts in accordance with the SEC-mandated adjustments to calculate “Compensation Actually Paid” (“CAP”) to our PEO and average CAP paid to our non-PEO NEOs. The CAP calculation reflects changing equity award values by including the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year-end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of intrinsic value when such awards vested or will vest.

To calculate the amounts in the “Compensation Actually Paid to CEO” column in the table above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation as reported in the Summary Compensation Table:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO
Year	2025	2024
Summary Compensation Table Total	$4,714,724	$5,093,394
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	($3,296,298)	($3,866,669)
(Minus): Change in Pension Value	$0	$0
Plus: Pension Service Cost and Associated Prior Service Cost	$0	$0
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$3,534,708	$5,316,038
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	($2,055,700)	$563,916
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$0	$0
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	($828,898)	$945,267
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$0	$0
Compensation Actually Paid	$2,068,536	$8,051,946

Non-PEO NEO Average Total Compensation Amount	$ 2,313,340	2,970,123
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,593,942	3,752,439
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The following amounts were deducted from or added to SCT total compensation amounts in accordance with the SEC-mandated adjustments to calculate “Compensation Actually Paid” (“CAP”) to our PEO and average CAP paid to our non-PEO NEOs. The CAP calculation reflects changing equity award values by including the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year-end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of intrinsic value when such awards vested or will vest.

To calculate the amounts in the “Compensation Actually Paid to Non-CEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average “Total” compensation of our Non-CEO NEOs as reported in the Summary Compensation Table:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Non-PEO NEOs
Year	2025	2024
Summary Compensation Table Total	$2,313,340	$2,970,123
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	($1,547,350)	($2,047,224)
(Minus): Change in Pension Value	$0	$0
Plus: Pension Service Cost and Associated Prior Service Cost	$0	$0
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$1,660,577	$2,882,004
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	($665,333)	$113,530
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$0	$0
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	($167,292)	($165,993)
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$0	$0
Compensation Actually Paid	$1,593,942	$3,752,439

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Pay and Performance
The principal objectives of our executive compensation program are to attract and retain talented executive officers by offering competitive compensation packages, motivate our executive officers to achieve strategic and operational objectives, including the profitable growth of our business, align executive compensation with stockholder interests, reward our executive officers for individual, functional, and corporate performance, and promote a “pay-for-performance” culture, and each element of our executive compensation program is linked to these objectives.
Compensation Actually Paid reflects the SEC-prescribed adjustments to Summary Compensation Table totals that substitute the grant date fair value of equity awards with values derived from the Company’s stock price at fiscal year-end and, for awards vesting during the year, at the vesting date. As a result, Compensation Actually Paid will differ from Summary Compensation Table totals to the extent the Company’s stock price fluctuates from period to period.
The decrease in Compensation Actually Paid from fiscal 2024 to fiscal 2025 was driven primarily by the decline in the Company’s stock price from $4.05 per share at December 31, 2024 to $2.91 per share at December 31, 2025, which reduced both the year-end fair value of equity awards granted during fiscal 2025 and the fair value of equity awards granted in prior years that remained outstanding and unvested at December 31, 2025. Given the significant emphasis we place on equity compensation for our NEOs, changes in CAP for our NEOs is significantly influenced by our stock price on the grant date and over the duration of the relevant years, reflecting general alignment of pay and performance over the periods shown. Because a significant portion of our NEOs’ total compensation is in the form of equity, Compensation Actually Paid values for our PEO and on average for our other NEOs are strongly aligned with our Total Shareholder Return and a decrease in both was noted in 2025. Our net loss was not correlated with Compensation Actually Paid, as despite net loss decreasing in 2025, Compensation Actually Paid also decreased.
Furthermore, in determining the number of shares subject to NEO equity awards granted in each of fiscal 2025 and fiscal 2024, the Board applied an assumed stock price of $3.51 and $3.00 per share, respectively, which exceeded the closing price on the applicable grant date of $2.56 on March 18, 2025 and $2.50 on March 15, 2024. The use of this assumed price resulted in fewer shares being granted than would have been awarded at the grant date closing price, moderating the equity component of Compensation Actually Paid in both years.

Compensation Actually Paid vs. Net Income
Relationship Between Pay and Performance
The principal objectives of our executive compensation program are to attract and retain talented executive officers by offering competitive compensation packages, motivate our executive officers to achieve strategic and operational objectives, including the profitable growth of our business, align executive compensation with stockholder interests, reward our executive officers for individual, functional, and corporate performance, and promote a “pay-for-performance” culture, and each element of our executive compensation program is linked to these objectives.
Compensation Actually Paid reflects the SEC-prescribed adjustments to Summary Compensation Table totals that substitute the grant date fair value of equity awards with values derived from the Company’s stock price at fiscal year-end and, for awards vesting during the year, at the vesting date. As a result, Compensation Actually Paid will differ from Summary Compensation Table totals to the extent the Company’s stock price fluctuates from period to period.
The decrease in Compensation Actually Paid from fiscal 2024 to fiscal 2025 was driven primarily by the decline in the Company’s stock price from $4.05 per share at December 31, 2024 to $2.91 per share at December 31, 2025, which reduced both the year-end fair value of equity awards granted during fiscal 2025 and the fair value of equity awards granted in prior years that remained outstanding and unvested at December 31, 2025. Given the significant emphasis we place on equity compensation for our NEOs, changes in CAP for our NEOs is significantly influenced by our stock price on the grant date and over the duration of the relevant years, reflecting general alignment of pay and performance over the periods shown. Because a significant portion of our NEOs’ total compensation is in the form of equity, Compensation Actually Paid values for our PEO and on average for our other NEOs are strongly aligned with our Total Shareholder Return and a decrease in both was noted in 2025. Our net loss was not correlated with Compensation Actually Paid, as despite net loss decreasing in 2025, Compensation Actually Paid also decreased.
Furthermore, in determining the number of shares subject to NEO equity awards granted in each of fiscal 2025 and fiscal 2024, the Board applied an assumed stock price of $3.51 and $3.00 per share, respectively, which exceeded the closing price on the applicable grant date of $2.56 on March 18, 2025 and $2.50 on March 15, 2024. The use of this assumed price resulted in fewer shares being granted than would have been awarded at the grant date closing price, moderating the equity component of Compensation Actually Paid in both years.

Total Shareholder Return Amount	$ 81.28	$ 113.13
PEO Name	Mr. Khan	Mr. Khan
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (95,438,000)	$ (126,701,000)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,296,298)	(3,866,669)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,534,708	5,316,038
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,055,700)	563,916
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(828,898)	945,267
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,547,350)	(2,047,224)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,660,577	2,882,004
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(665,333)	113,530
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(167,292)	(165,993)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0